May 24, 2006

VIA EDGAR AND FAX

Ms. Mara L. Ransom
Special Counsel
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Scientific Energy, Inc., Schedule 14F-1 filed on April 27, 2006
      Schedule 13D filed on April 14, 2006 and Form 8-K filed on April 20, 2006

Dear Ms. Ransom:

      Enclosed please find the responses of Scientific Energy, Inc. (the "Company") to the comments received by facsimile and U.S. mail on May 3, 2006 from the staff of the Securities and Exchange Commission related to its review of the Company's Schedule 14F-1 filed on April 27, 2006, Schedule 13D filed on April 14, 2006 and Form 8-K filed on April 20, 2006. For ease of review, the Company has set forth below each of the numbered comments of your letter and its responses thereto.

Voting Securities and ownership of Certain Beneficial Owners and Management,
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Page 3
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1.    In the future, please note that the footnotes to the beneficial ownership table should identify the natural person who controls, i.e. voting or investment power, the stock owned by the entities listed in the table.
      See Exchange Act Rule 13d-3. For example, you should have disclosed the natural person who controls the common stock owned by Kelton Capital
      Group Limited.

      RESPONSE

      In the future, we will ensure to follow all instructions, rules and regulations as required by Exchange Act Rule 13d-3, and identify the natural person who controls the common stock owned by Kelton Capital Group Limited.


Board of Directions Information, Page 5
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2.    In the future, please revise to ensure that you have provided all of the information required pursuant to Item 7(d) of Schedule 14A. For example, you indicate that the Company does not maintain a separate audit, compensation or nominating committee, however, you have not stated the basis for the view that it is appropriate for you to not have a nominating committee, pursuant to Item 7(d)(2). Further, note that even where the company does not have any defined policy the basis for the board's apparent view that it is appropriate not to have a policy regarding the consideration of director candidates recommended by security holders and a process fro security holders to send communications to the board pursuant to Items 7(d)(2)(ii)(F) and 7(h)(1) of Schedule 14A.

      RESPONSE

      In the future, we will revise to ensure that we have provided all of the information required pursuant to Item 7(d) of Schedule 14A.


Schedule 13D filed April 14. 2006-05-23
--------------------------------------

3. Please be advised that where the statement on Schedule 13D is filed by a corporation, the information called for by Items 2-6 must be given with respect to each executive officer and director and/or controlling person of the corporation. See Instruction C to Schedule 13D. We note that Kelton Capital Group Limited is the filing person on this Schedule 13D; however, it does not appear that the information required pursuant to Instruction
      C has been provided.  Please revise to provide this information.

      RESPONSE

      We have herewith filed an amendment to Schedule 13D to provide the information called for by Items 2-6 with respect to each executive officer and director and/or controlling person of the Reporting Person. Please see
      Item 2(c) of our Amendment to Schedule 13D.

4. Further, it is not clear whether a representative of Kelton Capital Group Limited has executed the Schedule 13D on behalf of Kelton, considering it states that it was executed by William G. Hu, on behalf of Stanley Chan, without any indication of Mr. Chan's relationship to Kelton. Further, as it appears that the statement is being signed on behalf of Mr. Chan, evidence of Mr. Hu's authority to sign on behalf of Mr. Chan should be filed with the statement, pursuant to Item 7. Please revise to provide this information.

      RESPONSE

      We confirm that William G. Hu, Esq., the representative of Kelton Capital Group Limited, has executed the Schedule 13D on behalf of Kelton. Stanley Chan is the sole executive officer, director, and the sole controlling person of Kelton. On the Amendment to Schedule 13D as filed herewith, Stanley Chan has provided the information called for by Items 2-6 with respect to each executive officer and director and/or controlling person of the Reporting Person, and signed the Schedule 13D.


Form 8-K filed on April 20, 2006
--------------------------------

5. We note that this document was filed pursuant to Item 5.01 of Form 8-K. In light of the election of directors pursuant to the change of control transaction, it would appear that Item 5.02 would also be applicable to this change of control transaction. Please revise to file an amended Form 8-K reflecting this additional item and the related disclosure, or tell us why you believe this item is not applicable to this transaction.

      RESPONSE

      We have filed an amendment to Form 8-K under Item 5.02 to report departure of directors and principal officers; election of directors; and appointment of principal officers. Please see Form 8-K/A herewith filed.


Closing Comment
---------------

     In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that

       o the company is responsible for the adequacy and accuracy of the disclosure in the filings;

       o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

       o the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States;

      RESPONSE

      The Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filings, (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings, and (iii) the Company may not assert staff comments as a defense in any proceedings initated by the Commission or any person under the federal securities laws of the United States.

I hope the foregoing answers are responsive to your comments. Please do not hesitate to contact me by telephone at (917)699-2470 or by fax at
(801) 733-0808 with any questions or comments regarding this correspondence. Thank you.


Very truly yours,


Scientific Energy, Inc.



By: /s/ Stanley Chen
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Stanley Chan, President and Chief Executive Officer